Disposal of businesses	12 Months Ended
Dec. 31, 2017
Disposal of businesses
Disposal of businesses

D Other notes

D1  Disposal of businesses

On 18 May 2017, the Group announced that it had completed the sale of its life insurance subsidiary in Korea, PCA Life Insurance Co. Ltd. to Mirae Asset Life Insurance Co. Ltd., following regulatory approvals. The transaction, announced on 10 November 2016, was for a consideration of KRW170 billion (equivalent to £117 million at 17 May 2017 closing rate).The proceeds, net of £9 million of related expenses, were £108 million.

On completion of the sale the cumulative foreign exchange translation gain of the Korea life business of £61 million, that had arisen from 2004 (the year of the Group's conversion to IFRS) to disposal was recycled from other comprehensive income through the profit and loss account in 2017 as required by IAS 21. The adjustment has no net effect on shareholders' equity. The net contribution from the Korea life business to the 2017 profit after tax is the £61 million gain arising from the recycling of foreign exchange translation gains previously recognised in other comprehensive income and other elements in various line items of £5 million.

The 2016 income statement recorded a charge for remeasurement of Korea life business classified as held for sale of £(238) million. For 2016 the result for the year, including short-term fluctuations in investment returns, together with the adjustment to the carrying value gave rise to an aggregate loss of £(227) million (2015: profit of £56 million). To facilitate comparisons of businesses retained by the Group, the supplementary analysis of profit shown in note B1.1 shows separately the results of the Korea life business.

On 15 August 2017, the Group, through its subsidiary National Planning Holdings, Inc. (NPH) sold its US independent broker-dealer network to LPL Financial LLC. The initial consideration received was £252 million (US$325 million) resulting in a profit on disposal of £162 million (US$209 million) before tax and after costs and net losses that have been incurred in the year.